Centre Funds

48 Wall Street, Suite 1100

New York, NY 10005

February 1, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Centre Funds (the “Trust”) (File Nos. 333-173306 and 811-22545)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust certifies that the Prospectus and Statement of Additional Information with respect to the Centre American Select Equity Fund and Global Infrastructure Fund effective January 30, 2024, do not differ from those filed electronically in Post-Effective Amendment No. 34 (Accession No. 0001398344-23-001280) to the Trust’s registration statement on January 30, 2024.

Sincerely,

/s/ James A. Abate
James A. Abate
Trustee, President, Secretary and Treasurer